S000024274 [Member] Expense Example, No Redemption - Putnam Short Duration Bond Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 140
Expense Example, No Redemption, 3 Years	437
Expense Example, No Redemption, 5 Years	755
Expense Example, No Redemption, 10 Years	$ 1,452